Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets	The following table provides a reconciliation of changes in the fair value of equity investments classified at FVOCI:
As at December 31,	2018	2017
Fair Value, Beginning of Year	37	35
Net Acquisition of Investments	-	3
Change in Fair Value (1)	1	(1)
Fair Value, End of Year	38	37
(1)	Changes in fair value are recorded in OCI.

Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	2018			2017
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil	156	2	154	63	1,031	(968)
Foreign Exchange	-	1	(1)	-	-	-
Interest Rate	7	-	7	2	20	(18)
Total Fair Value	163	3	160	65	1,051	(986)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2018	2017
Level 2 – Prices Sourced From Observable Data or Market Corroboration	160	(986)

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

	2018	2017
Fair Value of Contracts, Beginning of Year	(986)	(291)
Fair Value of Contracts Realized During the Year (1)	1,554	200
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(305)	(929)
Unamortized (Amortized) Premium on Put Options	(16)	16
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(87)	18
Fair Value of Contracts, End of Year	160	(986)
(1)	Includes a realized loss of $nil million (2017 – $33 million gain) related to the Conventional segment which is included in discontinued operations.

Summary of Offsetting Risk Management Positions

The following table provides a summary of the Company’s offsetting risk management positions:

	2018			2017
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	277	117	160	135	1,121	(986)
Amount Offset	(114)	(114)	-	(70)	(70)	-
Net Amount per Consolidated Financial Statements	163	3	160	65	1,051	(986)

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
As at December 31, 2018	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(104)	71
WTI Option Volatility	± five percent	(57)	51
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	1	(12)

As at December 31, 2017	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(167)	111
WTI Option Volatility	± five percent	(95)	85
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	2	(27)

Summary of Earnings Impact of (Gains) Losses from Risk Management Positions	Earnings Impact of (Gains) Losses From Risk Management Positions

For the years ended December 31,	2018	2017	2016
Realized (Gain) Loss (1)	1,554	167	(153)
Unrealized (Gain) Loss (2)	(1,249)	729	554
(Gain) Loss on Risk Management From Continuing Operations	305	896	401
(1)

Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates. Excludes realized risk management loss of $nil in 2018 (2017 – $33 million loss; 2016 – $58 million gain) that were classified as discontinued operations.

(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.